Asset Retirement Obligations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Revisions in estimated liabilities	$ 141,356	$ (10,314)
Gathering Systems and Processing Complexes [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Revisions in estimated liabilities	71,800
Third Creek Gathering System [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Revisions in estimated liabilities	$ 43,400